Intangible assets (Tables)	12 Months Ended
Jun. 30, 2019
Intangible assets.
Schedule of intangible assets

			Other
			intangible
	Goodwill	Registrations	assets	Total
	£’000	£’000	£’000	£’000
At 1 July 2017
Cost	421,453	645,433	6,619	1,073,505
Accumulated amortization	—	(354,913)	(1,048)	(355,961)
Net book amount	421,453	290,520	5,571	717,544
Year ended 30 June 2018
Opening net book amount	421,453	290,520	5,571	717,544
Additions	—	243,182	4,495	247,677
Disposals	—	(27,201)	—	(27,201)
Amortization charge	—	(136,993)	(1,387)	(138,380)
Closing book amount	421,453	369,508	8,679	799,640
At 30 June 2018
Cost	421,453	785,594	10,379	1,217,426
Accumulated amortization	—	(416,086)	(1,700)	(417,786)
Net book amount	421,453	369,508	8,679	799,640
Year ended 30 June 2019
Opening net book amount	421,453	369,508	8,679	799,640
Additions	—	103,326	3,585	106,911
Disposals	—	(8,540)	—	(8,540)
Amortization charge	—	(125,532)	(3,622)	(129,154)
Closing book amount	421,453	338,762	8,642	768,857
At 30 June 2019
Cost	421,453	772,328	13,964	1,207,745
Accumulated amortization	—	(433,566)	(5,322)	(438,888)
Net book amount	421,453	338,762	8,642	768,857

Schedule of estimated useful lives of other intangible assets

Website, mobile applications and software	3 years
Trademark registrations	10 years